Fair Value Measurement - Roll Forward of the Master Trust Investments Classified in Level 3 of the Valuation Hierarchy (Details) - EBP 004 - Master Trust - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Level 3 Reconciliation [Roll Forward]
Fair value, beginning balance	$ 14,776,360,841
Total losses included in changes in net assets	(5,601,331)	$ (8,589,092)
Fair value, ending balance	16,295,564,630	14,776,360,841
Change in unrealized loss for the period included in changes in net assets for assets held at the end of the reporting period	(5,601,331)	(8,589,092)
Level 3
EBP, Investment, Level 3 Reconciliation [Roll Forward]
Fair value, beginning balance	82,959,748	91,548,840
Fair value, ending balance	$ 77,358,417	$ 82,959,748